Description of Business and Summary of Significant Accounting Policies - Repair and Maintenance Costs (Details) - Repair and Maintenance Costs	Dec. 31, 2024
Minimum
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	12 months
Maximum
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization period	24 months